Common share capital	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Common share capital
Common share capital
15.	Common share capital:
(a)	Authorized:

Unlimited Class A common shares without par value

Unlimited Class B non-voting common shares without par value

(b)	Issued:

	Common Shares
	Number	Amount
Balance, December 31, 2024	1,316,702	$2,407
Shares issued on exercise of options	13,518	8
Rights Offering share organization	11,960,583	148,122
Transfer of historical share issuance costs due to share reorganization	—	(4,024)
Rights Offering deemed dividends	—	11
Balance, December 31, 2025	13,290,803	146,525
Shares issued on exercise of options	33,805	84
Shares issued in connection with PIPE financing	3,500,000	26,306
Balance, June 30, 2026	16,824,608	$172,915
(1)	The number of outstanding shares as of December 31, 2024 and shares issued prior to the August 2025 Rights Offering during the year ended December 31, 2025 have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split. See note 14 for details.

As part of the Rights Offering, existing preferred shareholders who did not participate in the offering up to their pre-Rights Offering pro-rata shareholding had their remaining redeemable convertible preferred shares converted into Class A common shares at 1:1 after the consolidation of all shares by 10:1. As a result, 11,960,583 Class A common shares were issued and $4,024 of historical share issuance costs were transferred from preferred share capital to common share capital.

As part of the PIPE financing, the Company issued 3,500,000 non-voting Class B common shares to the lead PIPE investor as part of their overall investment terms. As detailed in note 13, the 3,500,000 Class B common shares issued do not meet the criteria to be classified as permanent equity and are classified as temporary equity within the interim condensed consolidated balance sheets. Refer to additional details in note 13.

13.Common share capital:

(a)	Authorized:

Unlimited Class A common shares without par value

Unlimited Class B non-voting common shares without par value

(b)	Issued:

	Class A Common Shares
	Number	Amount
Balance, January 1, 2024	1,302,453	$2,364
Shares issued on exercise of options	14,249	43
Balance, December 31, 2024	1,316,702	2,407
Shares issued on exercise of options	13,518	8
Rights Offering Share Organization	11,960,583	148,122
Transfer of historical share issuance costs due to share reorganization	—	4,024
Rights Offering Deemed Dividends	11
Balance, December 31, 2025	13,290,803	$146,525
(1)	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See Note 12 for details.

At December 31, 2025, nil Class B common shares were issued and outstanding (2024 - nil).

As part of the Rights Offering, existing preferred shareholders who did not participate in the offering up to their pre-Rights Offering pro-rata shareholding had their remaining redeemable convertible preferred shares converted into Class A common shares at 1:1 after the consolidation of all shares by 10:1. As a result, 11,960,583 Class A common shares were issued and $4,024 of historical share issuance costs were transferred from preferred share capital to common share capital.

(c)	Share purchase warrants:

As of December 31, 2025, the Company had 1,122,904 outstanding equity classified share purchase warrants. The warrants are exercisable until December 2026 for no additional consideration. Refer to notes 10 and 11 for the Company’s outstanding liability classified warrants as of December 31, 2025.